Inventories	6 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories

4. Inventories

	Unaudited December 31, 2025	Audited June 30, 2025
	AUD$	AUD$
CURRENT
Raw materials	4,607,250	5,392,688
Finished Goods	271,027	310,336
Consumables	400,401	194,627
Total inventories	5,278,678	5,897,651

Write downs of inventories to net realizable value during the years ended December 31, 2025, 2024 were $NIL